Consolidated Statements of Operations and Comprehensive - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
REVENUE
Other operating income, net	1,940	890	259
General and administrative expense	(9,953)	(15,289)	(13,039)
Research and development expenses	(44,915)	(58,152)	(54,490)
Total operating loss	(52,928)	(72,551)	(67,270)
Other income and gains	3,049	3,303	2,079
Other expenses	(42)	(80)	(1,395)
Investment income		62	550
Share of profits of investments accounted for using the equity method	(4)
Fair value gain on financial assets at fair value through profit or loss (“FVTPL”)			484
Fair value (loss)/gain on financial liabilities at FVTPL		(39,171)	7,195
Finance costs	(1,944)	(791)	(433)
LOSS BEFORE TAX	(51,869)	(109,228)	(58,790)
Income tax expense
LOSS FOR THE YEAR	(51,869)	(109,228)	(58,790)
Attributable to:
Ordinary Equity Holders of the Parent	(51,869)	(109,228)	(58,790)
Items that may be reclassified to profit or loss
Exchange differences on translation of the financial statements of subsidiaries	(294)	(82)	(3,157)
Other comprehensive loss for the year, net of tax	(294)	(82)	(3,157)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(52,163)	(109,310)	(61,947)
Attributable to:
Ordinary Equity Holders of the Parent	$ (52,163)	$ (109,310)	$ (61,947)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic loss for the year (in Dollars per share)	$ (0.54)	$ (2.52)	$ (2.31)
Diluted loss for the year (in Dollars per share)	$ (0.54)	$ (2.52)	$ (2.31)
Weighted average common shares outstanding, basic (in Shares)	95,776,708	43,342,068	25,440,000
Weighted average common shares outstanding, diluted (in Shares)	95,776,708	43,342,068	25,440,000